Loans	12 Months Ended
Dec. 31, 2010
Loans [Abstract]
Loans

11.	Loans

The composition of the loan portfolio as of December 31, 2009 and 2010 is summarized as follows:

	Korean Won (in millions)
	2009	2010

Domestic
Commercial:
Commercial and industrial	96,484,305	96,461,101
Lease financing	577,854	778,057
Trade financing	10,320,865	11,332,264
Other commercial(1)	6,602,216	7,039,043
Consumer:
Mortgage	3,806,399	6,297,569
Other consumer(2)	58,126,900	57,251,311
Credit card	4,098,153	4,354,329

Sub total	180,016,692	183,513,674

Foreign
Commercial:
Commercial and industrial	7,393,246	7,379,761
Trade financing	91,625	140,038
Consumer:
Other consumer	115,515	151,775

Sub total	7,600,386	7,671,574

Gross loans	187,617,078	191,185,248
Deferred origination costs (fees)	96,148	162,293
Less: Unearned income	(98,042)	(142,463)
Less: Allowance for loan and lease losses	(3,556,946)	(4,873,942)

Total loans, net(3)(4)	184,058,238	186,331,136

(1)	Other commercial loans include commercial bills discounted, commercial loans with government funds and overdrafts.
(2)	Other consumer loans primarily consist of general household loans including personal overdrafts and loans with principal due at maturity.
(3)	The figures above exclude 584,171 million Won and 127,324 million Won of loans classified as loans held-for-sale at December 31, 2009 and 2010, respectively, which are included in assets held-for-sale.
(4)	The figures include pledged loans of 499,821 million Won and 1,744,888 million Won as of December 31, 2009 and 2010, respectively (see Note 34).

Since March 2004, the Bank Subsidiaries have acted as mortgage loan originators for the Korea Housing Finance Corporation (“KHFC”). Under the Mortgage Loans Sales and Servicing Agreements entered into with KHFC, the Bank Subsidiaries originate mortgage loans, sell those loans to KHFC shortly after their origination, retain the servicing rights for the loans and receive servicing fees in return. These loans are transferred at their carrying value and the Bank Subsidiaries retain no risk, but retain various servicing responsibilities with regard to the collection and administration of the loans, as well as servicing rights, and receive servicing fees in return.

KHFC was established on March 1, 2004 in accordance with the Korea Housing Finance Corporation Act to improve national welfare and contribute to the development of the Korean economy by securitizing mortgage loans, providing housing finance credit guarantees and promoting a stable flow of housing finance on a long-term basis. The Bank Subsidiaries sold mortgage loans with an aggregate principal balance of 544,535 million Won, 860,210 million Won and 925,966 million Won to KHFC and recognized 8,466 million Won, 12,740 million Won and 12,127 million Won of servicing fee income in the years ended December 31, 2008, 2009 and 2010, respectively. In relation to these transactions, the Company recorded assets held-for-sale as of December 31, 2009 and 2010, consisting of mortgage loans amounting to 584,171 million Won and 127,324 million Won, respectively.

In addition to loans securitized as described in Note 10, the Company sold loans with an aggregate principal balance of 804,972 million Won, 2,156,825 million Won and 2,649,555 million Won in the years ended December 31, 2008, 2009 and 2010, respectively, including the mortgage loans sold as described above. The Company retained no interests in these loans sold. Gains and losses recognized in connection with these sales of loans and subsequently recognized in connection with settlement of loan sales in prior years are presented in Notes 26 and 27. There were no recourse obligations assumed by the Company for the sales of loans for the years ended December 31, 2008, 2009 and 2010.

In the year ended December 31, 2008, 2009, and 2010, the Company received marketable equity securities having a fair value of 491 million Won, 12,882 million Won and 116,251 million Won, respectively, through restructuring of fourteen, eleven and twenty three loans, respectively, having an aggregate book value of 3,982 million Won, 47,853 million Won and 182,930 million Won, respectively. The Company recognized aggregate direct charge-offs of 3,491 million Won, 34,971 million Won and 66,679 million Won, respectively, related to these transactions.

Impaired loans

The following table sets forth information about the Company’s impaired loans as of December 31, 2008, 2009 and 2010. Impaired loans are those of which the Company believes it is probable that it will be unable to collect all amounts due according to the contractual terms of the loan. When the value of an impaired loan is less than the recorded investment in the loan, a portion of the Company’s allowance for loan losses is recorded as impairment allowance.

	Korean Won (in millions)
	2008	2009	2010

Impaired loans with an allowance	3,337,170	5,131,844	6,768,351
Impaired loans without an allowance	358,920	243,874	45,514

Total impaired loans	3,696,090	5,375,718	6,813,865

Allowance for impaired loans	(1,498,322)	(2,019,128)	(3,237,511)
Average balance of impaired loans during the year	3,571,050	4,670,163	6,478,072
Interest income recognized on impaired loans during the year(1)(2)	237,508	241,011	325,456

(1)	Had the impaired loans performed in accordance with their original terms, additional interest income of 81,605 million Won, 100,770 million Won and 176,148 million Won would have been recorded in 2008, 2009 and 2010, respectively.
(2)	Of these amounts, 9,759 million Won, 46,024 million Won and 59,133 million Won as of December 31, 2008, 2009 and 2010, respectively, relate to troubled debt restructurings.

The following table sets forth information about the Company’s impaired loans by portfolio segments as of and for the year ended December 31, 2010:

	Korean Won (in millions)
		Unpaid			Interest
	Impaired	principal	Related	Average	income
	loans	balance	allowance	balance	recognized

With no related allowance recorded:
Commercial
Commercial and industrial	30,277	30,277	—	34,618	1,799
Trade financing	—	—	—	105	8
Other commercial	15,128	15,128	—	15,351	675
Consumer
Mortgage	—	—	—	—	—
Other consumer	109	109	—	197	13
Credit card	—	—	—	—	—
With an allowance recorded:
Commercial
Commercial and industrial	6,124,733	6,124,733	2,888,939	5,876,903	294,796
Trade financing	372,250	372,250	170,318	222,800	3,693
Other commercial	179,594	179,594	134,877	236,783	15,829
Consumer
Mortgage	1,809	1,809	334	2,113	129
Other consumer	56,058	56,058	34,324	55,807	2,545
Credit card	33,907	33,907	8,719	33,395	5,969
Total
Commercial	6,721,982	6,721,982	3,194,134	6,386,560	316,800
Consumer	57,976	57,976	34,658	58,117	2,687
Credit card	33,907	33,907	8,719	33,395	5,969

Non-accrual loans

When principal or interest payments become one day past due, the Company generally ceases to accrue interest on a loan and place that loan on a non-accrual status. Any unpaid interest previously accrued on these loans is reversed from income and the Company recognizes interest only to the extent the Company receives payments. However, the Company continues to accrue interest on past due loans that are fully secured by deposits or on which there are financial guarantees from the Korean government, the KDIC or certain financial institutions.

The following table presents non-accrual loans by portfolio segment as of December 31, 2010:

Korean Won
(in millions)

Commercial
Commercial and industrial	2,327,776
Lease financing	26,302
Trade financing	308,026
Other commercial	257,999
Consumer
Mortgage	63,764
Other consumer	1,024,875
Credit card	70,281

Total	4,079,023

As of December 31, 2008 and 2009, the Company had non-accrual loans, including commercial and consumer of 4,186,869 million Won and 3,602,886 million Won respectively. Had interest on these loans been accrued, such interest would have amounted to 292,229 million Won, 254,949 million Won and 308,879 million Won for 2008, 2009 and 2010, respectively. Interest income, which is recognized on a cash-basis, related to non-accrual loans for the years ended December 31, 2008, 2009 and 2010 was 175,056 million Won, 135,990 million Won and 132,731 million Won, respectively.

Aging analysis

The following table provides details on the Company’s aging analysis of loans by portfolio segment as of December 31, 2010:

	Korean Won (in millions)
		Past due					Loans
		1 day-		Over		Total	>3 months
	Normal	3 months	4-6 months	6 months	Total	loans	and accruing

Commercial
Commercial and industrial	102,258,167	708,967	444,435	429,293	1,582,695	103,840,862	11,054
Lease financing(1)	621,775	9,551	2,798	1,470	13,819	635,594	3,897
Trade financing	11,174,411	10,242	281,933	5,716	297,891	11,472,302	—
Other commercial	6,993,967	37,026	4,049	4,001	45,076	7,039,043	—

Consumer
Mortgage	6,290,269	6,156	498	646	7,300	6,297,569	—
Other consumer	56,535,704	645,305	94,927	127,150	867,382	57,403,086	8,630

Credit card
Credit card	4,178,431	137,768	35,585	2,545	175,898	4,354,329	—

Total	188,052,724	1,555,015	864,225	570,821	2,990,061	191,042,785	23,581

(1)	Excludes unearned income.

As discussed in Note 1, economic conditions in the Republic of Korea may persist, adversely affecting the credit performance of the debtors of the Company. The Company owns investment securities of, and has loans outstanding to, a number of local companies that have been faced with financial difficulties. The ultimate collectability of these amounts can be influenced by various factors, including overall economic trends and the successful performance of the debtors under restructuring plans in place or in the process of negotiation. Consequently, it is reasonably possible that adjustments could be made to the reserves for impaired loans and to the carrying amount of investments when evidence is available to support such adjustments. Those adjustments could be material to the consolidated financial statements as well as the operations of the Company.

Allowance for credit losses

The changes in the allowance for credit losses for the years ended December 31, 2008, 2009 and 2010 are summarized as follows:

	Korean Won (in millions)
		Credit-related
	Loans(1)	commitments(2)	Total

Allowance at January 1, 2008	1,735,532	155,814	1,891,346
Provisions for credit losses	1,608,284	157,421	1,765,705
Allowance relating to credit-related commitments transferred to loans	13,269	(13,269)	—
Charge-offs(3)	(517,901)	—	(517,901)
Recoveries	87,471	—	87,471
Foreign exchange translation adjustment	14,919	—	14,919

Allowance at December 31, 2008	2,941,574	299,966	3,241,540

Provisions for credit losses	2,408,037	43,939	2,451,976
Allowance relating to credit-related commitments transferred to loans	47,463	(47,463)	—
Charge-offs(3)	(1,959,227)	—	(1,959,227)
Recoveries	143,568	—	143,568
Foreign exchange translation adjustment	(24,469)	—	(24,469)

Allowance at December 31, 2009	3,556,946	296,442	3,853,388

Allowance related to adoption of new consolidation guidance	953	(348)	605
Provisions for credit losses	3,077,550	169,318	3,246,868
Allowance relating to credit-related commitments transferred to loans	25,073	(25,073)	—
Charge-offs(3)	(2,024,922)	—	(2,024,922)
Recoveries	235,382	—	235,382
Foreign exchange translation adjustment	2,960	—	2,960

Allowance at December 31, 2010	4,873,942	440,339	5,314,281

(1)	Loans held-for-sale are not subject to this reserve process.
(2)	The allowance for credit-related commitments is included in “Other liabilities.”
(3)	When a loan is sold, the related allowance for loan losses is written off at the date of sale. Charge-offs include 40,371 million Won, 316,641 million Won and 170,690 million Won of allowance for loan losses written off relating to sale of loans in the year of 2008, 2009 and 2010, respectively.

The changes in the allowance for credit losses by portfolio segment for the year ended December 31, 2010 and the details of loans at December 31, 2010 are summarized as follows:

	Korean Won (in millions)
	Commercial	Consumer	Credit card	Total

Allowance for credit losses:
Beginning balance, before the effect of the new consolidation guidance	3,273,410	195,988	87,548	3,556,946
Allowance related to adoption of new consolidation guidance	953	—	—	953
Beginning balance, after the effect of the new consolidation guidance	3,274,363	195,988	87,548	3,557,899
Provision	2,871,513	146,289	59,748	3,077,550
Allowance relating to credit-related commitments transferred to loan	25,073	—	—	25,073
Charge-offs	(1,775,921)	(108,908)	(140,093)	(2,024,922)
Recoveries	163,413	7,218	64,751	235,382
Foreign exchange translation adjustment	2,960	—	—	2,960
Ending balance	4,561,401	240,587	71,954	4,873,942
Impaired loans	3,194,134	34,658	8,719	3,237,511
Collectively evaluated for impairment	1,367,267	205,929	63,235	1,636,431
Loans(1):	122,987,801	63,700,655	4,354,329	191,042,785
Impaired loans	6,721,982	57,976	33,907	6,813,865
Collectively evaluated for impairment	116,265,819	63,642,679	4,320,422	184,228,920

(1)	Excludes unearned income.

Credit quality information

The Company monitors credit quality within its three portfolio segments based on primary credit quality indicators. Primary indicators for commercial loans are internal risk ratings used in the calculation of economic capital or regulatory capital under Basel II for a banking institution. The internal rating scale is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both interest and principal amount. The Company’s rating scale is as follows, from excellent to poor: AAA, AA, A+, A-, BBB+, BBB, BBB-, BB+, BB, BB-, B+, B-, C, and D. The Company monitors risk ratings and risk grades on an ongoing basis reflecting changes in the financial condition, cash flow, risk profile, or outlook of a borrower or counterpart. Risk ratings for commercial loans are reviewed more than once a year, and risk grades for consumer loans and credit cards are reviewed quarterly.

Within the consumer and credit card portfolio segment, the Company applies the classification criteria. There are five categories that are required to analyze and classify loans for regulatory return purposes by the Financial Services Commission. Based on the asset classification guideline of the Financial Services Commission, the Company classifies those loans into five categories: normal, precautionary, substandard, doubtful, and estimated loss.

Credit quality information by portfolio segment at December 31, 2010 are as follows:

	Korean Won (in millions)
	Commercial
Rating	Commercial and	Lease	Trade	Other
scale	industrial	financing(1)	financing	commercial	Total

AAA, AA	2,566,511	—	2,293,241	669,836	5,529,588
A+, A-	14,099,926	—	4,674,975	1,159,718	19,934,619
BBB+ ~BB-	77,153,783	635,594	3,687,180	4,959,323	86,435,880
B+, B-	3,890,244	—	416,271	107,286	4,413,801
C	1,561,862	—	37,494	18,605	1,617,961
D	4,568,536	—	363,141	124,275	5,055,952

Total	103,840,862	635,594	11,472,302	7,039,043	122,987,801

(1)	Excludes unearned income.

	Korean Won (in millions)
Classification	Consumer
criteria	Mortgage	Other consumer	Total	Credit card

Normal	6,272,760	56,870,176	63,142,936	4,228,800
Precautionary	16,322	247,663	263,985	74,796
Substandard	6,825	114,494	121,319	5,104
Doubtful	1,185	120,718	121,903	35,818
Estimated Loss	477	50,035	50,512	9,811

Total	6,297,569	57,403,086	63,700,655	4,354,329